UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Government Agencies - 32.1%	Purchase (%)	Amount($)		Value($)
Federal Farm Credit Bank:
5/1/17	0.96	100,000,000	[a]	99,984,539
5/1/17	0.97	100,000,000	[a]	99,990,230
5/1/17	0.97	100,000,000	[a]	99,994,939
5/1/17	1.03	200,000,000	[a]	199,984,843
5/1/17	1.08	75,000,000	[a]	75,016,263
5/1/17	1.09	109,000,000	[a]	109,007,090
5/1/17	1.09	25,000,000	[a]	24,984,274
5/1/17	1.10	15,000,000	[a]	14,996,690
5/1/17	1.10	170,000,000	[a]	170,028,042
5/1/17	1.11	50,000,000	[a]	49,995,774
5/1/17	1.13	125,000,000	[a]	124,879,723
5/1/17	1.13	50,000,000	[a]	50,049,621
5/1/17	1.13	140,000,000	[a]	139,984,510
5/1/17	1.15	100,000,000	[a]	99,969,111
5/1/17	1.17	100,000,000	[a]	100,000,000
5/1/17	1.17	100,000,000	[a]	99,974,251
5/1/17	1.18	125,000,000	[a]	124,982,802
5/1/17	1.18	150,000,000	[a]	149,978,466
5/3/17	0.93	155,000,000	[a]	154,985,033
5/3/17	1.03	244,450,000	[a]	244,450,000
5/5/17	1.03	200,000,000	[a]	200,000,000
5/6/17	0.95	100,000,000	[a]	100,000,000
5/6/17	1.07	200,000,000	[a]	200,000,000
5/8/17	1.03	275,000,000	[a]	274,978,891
5/10/17	0.96	160,000,000	[a]	160,119,753
5/12/17	1.10	150,000,000	[a]	150,000,000
5/13/17	0.96	100,000,000	[a]	100,000,000
5/14/17	0.97	300,000,000	[a]	300,000,000
5/15/17	0.96	80,200,000	[a]	80,480,656
5/17/17	0.95	250,000,000	[a]	249,982,182
5/19/17	1.06	200,000,000	[a]	200,000,000
5/20/17	0.93	125,000,000	[a]	125,000,000
5/21/17	1.12	250,000,000	[a]	249,992,121
5/23/17	1.15	110,000,000	[a]	109,988,130
5/24/17	0.95	100,000,000	[a]	99,994,926
5/25/17	0.96	400,000,000	[a]	400,000,000
5/25/17	1.15	75,000,000	[a]	74,989,044
5/27/17	1.01	300,000,000	[a]	299,980,761
5/27/17	1.03	225,000,000	[a]	224,984,326
5/28/17	1.15	85,000,000	[a]	85,000,000
6/13/18	1.13	115,000,000	[a]	114,987,145
10/11/18	1.18	250,000,000	[a]	249,963,557
Federal Home Loan Bank:
5/1/17	0.68	100,000,000		100,000,000
5/1/17	0.97	200,000,000	[a]	199,985,203
5/1/17	1.00	150,000,000	[a]	149,995,557
5/5/17	0.58	125,000,000		124,991,944
5/6/17	0.96	155,000,000	[a]	154,996,645
5/6/17	0.99	300,000,000	[a]	300,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
U.S. Government Agencies - 32.1%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Federal Home Loan Bank: (continued)
5/7/17	0.95	110,000,000	[a]	109,991,847
5/7/17	1.04	300,000,000	[a]	300,000,000
5/9/17	0.51	100,000,000	[a]	100,000,000
5/9/17	1.02	100,000,000	[a]	100,000,036
5/10/17	0.55	40,900,000		40,894,407
5/10/17	0.86	200,000,000	[a]	200,000,000
5/12/17	0.69	602,450,000		602,322,779
5/13/17	0.80	190,750,000	[a]	190,762,188
5/17/17	0.56	50,000,000		49,987,622
5/17/17	0.74	75,000,000	[a]	75,083,252
5/17/17	0.87	340,000,000	[a]	340,000,000
5/18/17	0.96	200,000,000	[a]	200,000,000
5/19/17	0.99	100,000,000	[a]	100,000,000
5/21/17	0.94	175,000,000	[a]	175,000,000
5/22/17	1.05	50,000,000	[a]	50,000,000
5/24/17	0.59	377,425,000		377,493,422
5/24/17	0.94	100,000,000	[a]	100,000,000
5/26/17	0.89	250,000,000	[a]	250,000,000
5/26/17	1.08	500,000,000	[a]	499,991,744
5/27/17	1.04	200,000,000	[a]	200,000,000
5/27/17	1.06	300,000,000	[a]	300,000,000
5/28/17	0.17	100,000,000	[a]	100,000,000
5/28/17	0.87	149,500,000	[a]	149,499,978
5/28/17	0.99	250,000,000	[a]	250,000,000
5/30/17	0.87	250,000,000	[a]	250,000,000
5/31/17	0.56	830,000,000		829,610,052
6/2/17	0.58	75,000,000		74,961,667
6/12/17	0.77	500,000,000		499,550,833
6/14/17	1.00	200,000,000	[a]	199,972,548
6/14/17	1.08	200,000,000	[a]	200,000,000
6/29/17	1.12	350,000,000	[a]	350,000,000
7/7/17	0.82	556,000,000		555,151,482
7/12/17	0.84	312,100,000		311,576,551
7/14/17	0.84	932,100,000		930,488,651
7/17/17	0.84	462,000,000		461,169,940
7/19/17	1.10	300,000,000	[a]	300,000,000
7/27/17	1.10	581,700,000	[a]	581,679,729
8/9/17	0.84	128,465,000		128,165,248
8/25/17	0.84	15,000,000		14,959,400
9/8/17	0.87	9,998,000		9,966,590
Federal Home Loan Mortgage Corp.:
2/6/17	0.56	200,000,000	[a,b]	200,000,000
6/26/17	0.78	16,500,000	[b]	16,479,980
8/7/17	0.83	1,250,000,000	[b]	1,247,175,695
Federal National Mortgage Association:
2/8/17	1.01	200,000,000	[a,b]	199,992,804
3/21/17	1.10	500,000,000	[a,b]	500,000,000
8/28/17	0.73	228,035,000	[b]	228,130,842
Overseas Private Investment Corp.:
2/7/17	0.91	10,000,000	[a]	10,000,000
2/15/28	0.91	53,600,000	[a]	53,600,000
10/15/39	0.91	15,000,000	[a]	15,000,000
Total U.S. Government Agencies
(cost $20,342,306,329)				20,342,306,329

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - .3%	Purchase (%)	Amount($)		Value($)
5/11/17
(cost $199,957,778)	0.76	200,000,000		199,957,778
U.S. Treasury Floating Rate Notes - 1.3%
4/30/17	0.81	500,000,000	[a]	500,000,000
10/31/18	0.98	300,000,000	[a]	300,045,219
Total U.S. Treasury Floating Rate Notes
(cost $800,045,219)				800,045,219
U.S. Treasury Notes - 2.3%
4/30/17	0.54	382,097,000		382,097,000
4/30/17	0.75	247,107,000		247,107,000
4/30/17	0.76	72,610,000		72,610,000
5/15/17	0.58	300,000,000		300,034,064
5/31/17	0.56	150,000,000		150,007,175
8/31/17	0.84	344,200,000		345,354,069
Total U.S. Treasury Notes
(cost $1,497,209,308)				1,497,209,308
Repurchase Agreements - 64.0%
ABN AMRO Bank	0.81	1,450,000,000		1,450,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $1,450,141,431 (fully
collateralized by $1,671,438,759 Agency
Mortgage-Backed Securities, 2%-5%, due
10/15/40-2/20/47, value $547,690,357
and $2,177,265,100 U.S.
Treasuries(including strips), 0%-2.50%,
due 7/27/17-11/15/45, value
$2,206,309,930)
Bank of Nova Scotia	0.80	525,000,000		525,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 2/1/17 in the
amount of $525,035,000 (fully
collateralized by $128,555,000 Agency
Debentures and Agency Strips, 0.63%-
7.25%, due 5/12/17-5/15/30, value
$139,352,328, $807,335,305 Agency
Mortgage-Backed Securities, Interest
Only, due 2/1/24-3/1/47, value
$268,647,672 and $126,695,686 U.S.
Treasuries (including strips), 0%-3.63%,
due 10/31/17-11/15/45, value
$127,500,000)
Barclays Capital. Inc.	0.27	600,000,000		600,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $600,040,000 (fully
collateralized by $658,599,339 U.S.
Treasuries (including strips), 0%-3% ,
due 11/15/17-2/15/47, value
$612,000,123)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 64.0%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)

BNP Paribas	0.80	1,000,000,000	1,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/26/17, due 6/8/17 in the
amount of $1,000,955,556 (fully
collateralized by $960,348,900 U.S.
Treasuries (including strips), 0%-2.63%,
due 7/15/17-11/15/26, value
$1,020,000,047)

BNP Paribas	0.82	350,000,000	350,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $350,023,917 (fully
collateralized by $343,627,431 U.S.
Treasuries (including strips), 0%-4.50% ,
due 11/15/20-8/15/39, value
$357,000,000)

CIBC World Markets PLC	0.80	4,170,000,000	4,170,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/28/17, due 5/1/17
in the amount of $4,170,278,000 (fully
collateralized by $4,253,402,658 U.S.
Treasuries, 0.63%-8%, due 7/31/17-
2/15/47, value $4,080,033,511)

Citigroup Global Markets Holdings Inc.	0.91	550,000,000	550,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $550,036,083 (fully
collateralized by $254,136,000 Agency
Debentures and Agency Strips, 0.88%-
2.38%, due 3/19/18-9/34/26, value
$255,000,496, $315,381,600 U.S.
Treasuries (including strips), interest
only, due 5/4/17-5/15/46, value
$306,000,075)

Credit Agricole CIB	0.80	3,634,000,000	3,634,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $3,634,421,350 (fully
collateralized by $80,7743,666 Agency
Mortgage-Backed Securities, 2.5%-4%,
due 6/1/31-7/1/46, value $739,532,183
and $5,850,426,600 U.S. Treasuries,
0.13%-4.50%, due 7/15/17-2/15/44,
value $6,185,914,035)

Deutsche Bank Securities	0.84	400,000,000	400,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $400,028,000 (fully
collateralized by $400,573,100 U.S.
Treasuries, 0.13%-3.00% , due 8/15/18-
11/15/44, value $408,000,004)

	Annualized Yield
Repurchase Agreements - 64.0%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Federal Reserve Bank of New York	0.75	5,200,000,000	5,200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $5,200,325,000 (fully
collateralized by $5,155,915,800 U.S.
Treasuries (including strips), 1.63%-
3.13% , due 2/15/23-5/15/42, value
$5,200,325,070)
Goldman Sachs & Co.	0.78	1,250,000,000	1,250,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $1,250,125,833 (fully
collateralized by $1,708,473,161 Agency
Mortgage-Backed Securities, 2.32%-
6.50%, due 11/1/20-12/15/56, value
$1,183,515,233 and $101,416,037 U.S.
Treasuries, interest only, due 2/15/18-
5/15/25, value $91,484,767)
HSBC USA Inc.	0.79	6,305,000,000	6,305,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/28/17, due 5/1/17
in the amount of $6,380,605,253(fully
collateralized by $2,930,011,849 Agency
Mortgage-Backed Securities, Interest
Only, due 5/1/20-6/1/56, value
$1,696,825,815, $98,889,000 Corporate
Debt Securities, interest only due
1/15/18-3/15/29, value $78,750,825
and $7,690,286,221 U.S. Treasuries
(including strips), 0%-8.75%, due
4/30/17-2/15/47, value
$7,539,307,922)
JPMorgan Chase & Co.	0.78	2,000,000,000	2,000,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/28/17, due 5/1/17
in the amount of $2,000,282,292 (fully
collateralized by $1,969,063,175 U.S.
Treasuries, 0%-14%, due 5/15/17-
6/1/56, value $64,732,422)
Merrill Lynch & Co. Inc.	0.81	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $200,013,667 (fully
collateralized by $1,636,753,968 Agency
Collateralized Mortgage Obligations,
Interest Only, due 3/25/33-5/25/47,
value $216,000,000)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 64.0%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Merrill Lynch & Co. Inc.	0.92	875,000,000	[c]	875,000,000
Tri-Party Agreement thru BNY Mellon,
dated 11/4/16-11/7/16, due 2/8/17 in
the amount of $875,000,000 (fully
collateralized by $22,801,511,294
Agency Collateralized Mortgage
Obligations, Interest Only, due 4/15/20-
1/20/67, value $943,875,725)
Natixis New York Branch	0.81	3,900,000,000		3,900,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $3,900,541,139 (fully
collateralized by $3,877,100,984 U.S.
Treasuries (including strips), 0.13%-8%,
due 5/31/17-2/15/47, value
$3,978,000,035)
Prudential Insurance	0.84	277,697,500		277,697,500
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/28/17, due 5/1/17
in the amount of $277,716,939 (fully
collateralized by $402,000,000 U.S.
Treasuries (including strips), 0%-8.88%,
due 5/15/18-11/15/45, value
$283,251,450)
Prudential Legacy Insurance Company of
New Jersey	0.84	439,776,250		439,776,250
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 4/28/17, due 5/1/17
in the amount of $439,807,034 (fully
collateralized by $737,000,000 U.S.
Treasuries (including strips), 0%-3.63%,
due 8/15/28-5/15/44, value
$448,571,775)
RBC Capital Markets	0.57	500,000,000		500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 2/9/17, due 5/10/17 in the
amount of $500,712,500 (fully
collateralized by $1,000 Agency
Debentures and Agency Strips, 0%, due
1/15/26, value $767, $1,327,081,260
Agency Mortgage-Backed Securities,
Interest Only, due 9/1/18-4/1/47, value
$142,084,659 and $367,914,625 U.S.
Treasuries, 1.38%-3.88%, due 5/31/18-
4/15/29, value $301,512,900)
RBC Dominion Securities	0.80	350,000,000		350,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $3,500,223,333 (fully
collateralized by $353,905,800 U.S.
Treasuries (including strips), 0.13%-
4.38% , due 7/15/17-11/15/45, value
$357,000,013)

	Annualized Yield
Repurchase Agreements - 64.0%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Societe Generale	0.78	2,750,000,000	2,750,000,000
Tri-Party Agreement thru BNY Mellon,
dated 2/9/17, due 5/10/17 in the
amount of $2,750,394,514 (fully
collateralized by $21,416,000 Agency
Debentures and Agency Strips, 0%-
6.75%, due 10/31/17-3/15/31, value
$21,315,799, $786,052,442 Agency
Collateralized Mortgage Obligations,
Interest Only, due 8/16/22-5/20/37,
value $44,918,112, $4,020,128,487
Agency Mortgage-Backed Securities,
Interest Only, due 11/15/21-5/20/62,
value $1,405,068,657 and
$1,313,448,384 U.S. Treasuries, 0%-
9.13%, due 4/30/17-11/15/46, value
$1,336,192,887)
TD Securities (USA) LLC	0.81	400,000,000	400,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $400,027,000 (fully
collateralized by $427,269,100 U.S.
Treasuries (including strips), 0%-3.88% ,
due 4/30/17-2/15/47, value
$408,000,058)
Wells Fargo Securities LLC	1.11	3,500,000,000	3,500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 4/28/17, due 5/1/17 in the
amount of $600,041,000 (fully
collateralized by $9,840,347,892 Agency
Mortgage-Backed Securities, interest
only, due 12/1/18-10/1/53, value
$3,570,000,001)
Total Repurchase Agreements
(cost $40,626,473,750)			40,626,473,750
Total Investments (cost $63,465,992,384)		100.0%	63,465,992,384
Liabilities, Less Cash and Receivables		.0%	(17,243,643)
Net Assets		100.0%	63,448,748,741

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c

Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At April 30, 2017, these securities amounted to $875,000,000 or 1.38% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2017 (Unaudited)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	63,465,992,384
Level 3 - Significant Unobservable Inputs	-
Total	63,465,992,384

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
April 30, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Government Agencies - 63.0%	Purchase (%)	Amount($)		Value($)
Federal Farm Credit Bank:
2/1/17	1.08	25,000,000	[a]	24,994,483
2/3/17	1.03	30,000,000	[a]	30,000,000
2/8/17	1.02	100,000,000	[a]	99,929,892
2/16/17	0.97	50,000,000	[a]	49,990,014
2/22/17	0.37	25,000,000	[a]	24,998,166
2/22/17	0.68	50,000,000	[a]	49,990,794
2/28/17	1.05	50,000,000	[a]	49,996,020
2/28/17	1.15	50,000,000	[a]	50,000,000
5/2/17	0.53	137,000,000		136,997,983
5/30/17	0.51	65,000,000		64,973,296
3/15/19	0.57	10,000,000	[a]	10,035,914
4/3/19	0.36	20,000,000	[a]	19,998,077
4/24/19	0.95	50,000,000	[a]	49,997,463
Federal Home Loan Bank:
2/1/17	0.99	50,000,000	[a]	49,998,519
2/8/17	1.06	100,000,000	[a]	100,000,000
2/9/17	0.95	25,000,000	[a]	25,000,009
2/15/17	1.07	100,000,000	[a]	100,000,000
2/19/17	0.99	25,000,000	[a]	25,000,000
2/22/17	1.05	50,000,000	[a]	50,000,000
1/18/18	0.86	50,000,000	[a]	50,000,000
10/26/18	0.87	100,000,000	[a]	100,000,000
1/23/19	0.95	25,000,000	[a]	25,002,433
5/1/17	0.53	152,000,000		152,000,000
5/3/17	0.25	150,000,000		149,993,708
5/4/17	0.75	22,500,000		22,498,594
5/10/17	0.55	225,000,000		224,969,231
5/12/17	0.58	225,000,000		224,958,979
5/19/17	0.75	31,500,000		31,487,951
5/24/17	0.62	50,000,000		49,975,722
5/26/17	0.75	21,000,000		20,989,004
5/31/17	0.77	200,000,000		199,872,500
6/2/17	0.58	100,000,000		99,931,422
6/6/17	0.79	50,000,000		49,960,750
6/7/17	0.22	90,000,000		89,928,210
6/9/17	0.78	50,000,000		49,957,804
6/21/17	0.79	150,000,000		149,832,621
6/29/17	0.79	130,000,000		129,831,686
7/19/17	0.28	150,000,000		149,719,221
Tennessee Valley Authority:
5/3/17	0.76	50,000,000		49,997,903
5/9/17	0.76	25,000,000		24,995,778
Total U.S. Government Agencies
(cost $3,057,804,147)				3,057,804,147
U.S. Treasury Bills - 10.8%
5/4/17	0.12	200,000,000		199,987,400
5/11/17	0.68	175,000,000		174,963,403
7/27/17	0.79	150,000,000		149,712,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 10.8% (continued)	Purchase (%)	Amount($)		Value($)
Total U.S. Treasury Bills
(cost $524,663,220)				524,663,220
U.S. Treasury Floating Rate Notes - 4.7%
2/1/17	0.15	100,000,000	[a]	99,997,980
2/1/17	0.99	50,000,000	[a]	50,007,536
2/1/17	1.01	75,000,000	[a]	75,023,644
Total U.S. Treasury Floating Rate Notes
(cost $225,029,160)				225,029,160
U.S. Treasury Notes - 30.3%
4/30/17	0.28	300,000,000		300,000,000
4/30/17	0.48	212,295,000		212,295,000
4/30/17	2.10	10,000,000		10,000,000
5/31/17	0.63	393,000,000		393,030,170
6/30/17	0.36	120,000,000		120,354,906
6/30/17	0.75	50,000,000		50,014,994
8/31/17	0.61	184,000,000		183,857,645
9/30/17	0.63	100,000,000		99,920,605
9/30/17	1.82	100,000,000		100,438,806
Total U.S. Treasury Notes
(cost $1,469,912,126)				1,469,912,126
Total Investments (cost $5,277,408,653)		108.8%		5,277,408,653
Liabilities, Less Cash and Receivables		(8.8%)		(425,985,992)
Net Assets		100.0%		4,851,422,661

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
April 30, 2017 (Unaudited)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,277,408,653
Level 3 - Significant Unobservable Inputs	-
Total	5,277,408,653

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)